Loans and borrowings (Details Narrative)									1 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Notional amount								$ 21,100,000
Total lease liabilities	$ 2,305,000				$ 2,464,000							$ 2,305,000
Depreciation, right-of-use assets											500,000
Interest expense on lease liabilities											200,000
Cash outflow for leases											200,000	$ 40,000.00
Facility in newcastle new south wales [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease) in liabilities arising from financing activities											2,300,000
Total lease liabilities
AWN warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant, issued of warrants | $ / shares	$ 500,000										$ 1,150,000	$ 500,000
Class of warrant, exercise price of warrants | $ / shares	$ 0.67										$ 1.35	$ 0.67
Loan facility											$ 34,000,000
Principal repaid amount current											8,100,000
Principal repaid amount non current											20,900,000
Bridging loan with AWN [member]
IfrsStatementLineItems [Line Items]
Borrowings, term (month)		60 months	60 months		60 months			60 months
Borrowings, periodic payment								$ 350,000
Borrowings, interest rate		10.00%			10.00%			8.00%
Borrowings, line fee, percentage		2.00%			2.00%			0.80%
Borrowings, refinancing fee		$ 855,000			$ 340,000		$ 340,000								$ 340,000
Debt or equity maximum raise	$ 25,000,000	25,000,000			25,000,000							$ 25,000,000
Minimum repayment of borrowings		1,000,000			$ 1,000,000		$ 1,000,000.0
Borrowings, refinancing fee, percentage							1.60%
Borrowings, accrued new facility extension fee		355,000					$ 355,000
Bridging loan with AWN [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	25.00%
Bridging loan with AWN [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	45.00%
Borrowings, qualifying liquidity event, proceeds	$ 1,875,000
Bridging loan with AWN [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	50.00%
Borrowings, qualifying liquidity event, proceeds	$ 4,125,000
Bridging loan with AWN [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000.0
Bridging loan with AWN [member] | Bottom of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000
Bridging loan with AWN [member] | Bottom of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging loan with AWN [member] | Bottom of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Bridging loan with AWN [member] | Top of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging loan with AWN [member] | Top of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Aevitas O Holdings Pty Limited [member] | Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				15.00%		10.00%			10.00%							12.50%	10.00%
Debt or equity maximum raise	$ 25,000,000	25,000,000				$ 25,000,000						$ 25,000,000
Borrowings, accrued new facility extension fee		$ 43,500	$ 60,000	$ 115,000		85,000			$ 29,000	$ 40,000
Current borrowings				$ 3,000,000.0		3,000,000.0			$ 1,100,000				$ 250,000	$ 500,000			$ 1,500,000
Borrowings, accrued new facility extension fee upon maturity						$ 110,000
Borrowings, interest rate				1.00%
Borrowings, establishment fee				$ 30,000
Borrowings, exit fee percentage				3.00%
Borrowings, exit fee				$ 90,000
Aevitas O Holdings Pty Limited [member] | Aevitas Group Limited [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.60%											3.60%
Kenshaw electrical pty ltd [member]
IfrsStatementLineItems [Line Items]
Facilities limit	$ 2,500,000											$ 2,500,000
Assets held for sale											$ 1,800,000